Accounting for Transmission Line projects Entered into by the Group - Schedule of Movement of Contract Assets (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2026 USD ($)
Disclosure of detailed information about service concession arrangements [line items]
Balance at the beginning of the year	₨ 2,832		₨ 1,716
Balance at the end of the year	3,815	$ 41	2,832
Non-current	3,393		2,724	$ 36
Current	422		108	4
Other Than 3E NV Entity
Disclosure of detailed information about service concession arrangements [line items]
Balance at the beginning of the year	2,832	30	1,716
Recognition of contract assets	623	7	933
Unwinding of contract assets	154	2	183
Balance at the end of the year	3,609	$ 38	2,832
Non-current	3,393		2,724	36
Current	₨ 216		₨ 108	$ 2